Share-based awards - General (Details) - shares	12 Months Ended
	Mar. 31, 2025	Aug. 31, 2024
2014 Plan
Share-based awards
Plan term	10 years
2024 Plan
Share-based awards
Plan term	10 years
Number of shares authorized but unissued	473,488,465	483,000,000
2024 Plan existing shares
Share-based awards
Number of shares authorized but unissued	514,066,668	517,000,000